Segment Information - Reconciliation of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Total assets	$ 298,911	$ 305,798
Investment in associates	935	864
Deferred tax assets	3,939	3,919	$ 3,026	$ 3,022
Total liabilities	70,476	83,982
Deferred tax liabilities	4,139	3,925
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Total assets	291,576	298,222
Total liabilities	62,752	77,071
Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Total assets	(5)	(76)
Total liabilities	(6)	(33)
Segment Reconciling Items [Member]
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	2,466	2,869
Investment in associates	935	864
Deferred tax assets	3,939	3,919
Corporate liabilities	3,591	3,019
Deferred tax liabilities	$ 4,139	$ 3,925